Redeemable Convertible Preferred Stock - Schedule Of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Temporary Equity [Line Items]
Shares Authorized	0	185,180,248	162,829,195	162,829,195
Shares Outstanding	0	182,934,257	160,583,203	157,948,553
Liquidation Preference	$ 0	$ 17,492,964
Carrying Value		615,697	$ 520,241	$ 505,485
Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 693,548	$ 563,753	$ 548,753
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		29,027	29,027	29,027
Shares Outstanding		29,027	29,027	29,027
Carrying Value		$ 3,697	$ 3,697	$ 3,697
Series A Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 3,746	$ 3,746	$ 3,746
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		132,831	132,831	132,831
Shares Outstanding		130,146	130,146	130,146
Carrying Value		$ 13,947	$ 13,947	$ 13,947
Series B Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 13,993	$ 13,993	$ 13,993
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		45,222	45,222	45,222
Shares Outstanding		45,222	45,222	45,222
Carrying Value		$ 13,039	$ 13,039	$ 13,039
Series C Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 13,068	$ 13,068	$ 13,068
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		45,744,194	45,744,194	45,744,194
Shares Outstanding		44,307,263	44,307,262	44,307,263
Carrying Value		$ 49,469	$ 49,469	$ 49,469
Series D Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 54,946	$ 54,946	$ 54,946
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		22,578,525	22,578,525	22,578,525
Shares Outstanding		21,772,150	21,772,150	21,772,150
Carrying Value		$ 26,795	$ 26,795	$ 26,795
Series E Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 54,000	$ 54,000	$ 54,000
Series F Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		23,611,372	23,611,372	23,611,372
Shares Outstanding		23,611,372	23,611,372	23,611,372
Carrying Value		$ 58,624	$ 58,624	$ 58,624
Series F Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 59,000	$ 59,000	$ 59,000
Series G Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		28,533,636	28,533,636	28,533,636
Shares Outstanding		28,533,636	28,533,636	28,533,636
Carrying Value		$ 124,745	$ 124,745	$ 124,745
Series G Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 125,000	$ 125,000	$ 125,000
Series H Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		42,154,388	42,154,388	42,154,388
Shares Outstanding		42,154,388	42,154,388	39,519,737
Carrying Value		$ 229,925	$ 229,925	$ 215,169
Series H Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 240,000	$ 240,000	$ 225,000
Series H-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized		22,351,053
Shares Outstanding		22,351,053
Carrying Value		$ 95,456
Series H-1 Redeemable Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Liquidation Preference		$ 129,795